Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2015
Stock Based Compensation Included in Consolidated Statements of Operations
The amounts included in the consolidated statements of operations relating to stock-based compensation are as follows (dollars in thousands):

	2015	2014	2013
Cost of product and licensing	$516	$724	$769
Cost of professional services and hosting	30,968	32,063	17,924
Cost of maintenance and support	3,989	3,426	3,537
Research and development	39,038	44,139	32,085
Selling and marketing	50,310	53,448	57,958
General and administrative	51,955	59,164	47,052
Total	$176,776	$192,964	$159,325

Summary of Stock Options Activity
The table below summarizes activity relating to stock options for the years ended September 30, 2015, 2014 and 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
Outstanding at September 30, 2012	6,139,280	$11.24
Granted	—	$—
Exercised	(1,884,330)	$7.23
Forfeited	(57,290)	$9.10
Expired	(13,502)	$12.58
Outstanding at September 30, 2013	4,184,158	$13.08
Granted	100,000	$15.19
Exercised	(444,594)	$9.41
Forfeited	(1,764)	$19.36
Expired	(114,458)	$16.62
Outstanding at September 30, 2014	3,723,342	$13.46
Granted	—	$—
Exercised	(765,408)	$11.09
Forfeited	(892)	$20.04
Expired	(33,053)	$19.34
Outstanding at September 30, 2015	2,923,989	$14.01	1.4 years	$7.1	million
Exercisable at September 30, 2015	2,923,298	$14.01	1.4 years	$7.1	million
Exercisable at September 30, 2014	3,715,258
Exercisable at September 30, 2013	4,158,145
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(1)
The aggregate intrinsic value on this table was calculated based on the positive difference, if any, between the closing market value of our common stock on September 30, 2015 ($16.37) and the exercise price of the underlying options.

Summary of Activity Relating to Restricted Units
Restricted Units are not included in issued and outstanding common stock until the shares are vested and released. The table below summarizes activity relating to Restricted Units:

	Number of Shares Underlying Restricted Units — Contingent Awards	Number of Shares Underlying Restricted Units — Time-Based Awards
Outstanding at September 30, 2012	4,670,280	7,740,612
Granted	3,046,493	8,027,067
Earned/released	(1,682,164)	(5,886,568)
Forfeited	(447,428)	(785,687)
Outstanding at September 30, 2013	5,587,181	9,095,424
Granted	3,005,069	7,084,572
Earned/released	(790,189)	(6,404,777)
Forfeited	(2,075,676)	(1,426,112)
Outstanding at September 30, 2014	5,726,385	8,349,107
Granted	1,985,374	7,741,805
Earned/released	(2,000,408)	(8,123,159)
Forfeited	(1,011,141)	(959,914)
Outstanding at September 30, 2015	4,700,210	7,007,839
Weighted average remaining recognition period of outstanding Restricted Units	1.2 years	1.7 years
Unearned stock-based compensation expense of outstanding Restricted Units	$45.8 million	$78.4 million
Aggregate intrinsic value of outstanding Restricted Units(1)	$76.9 million	$114.8 million

(1)
The aggregate intrinsic value on this table was calculated based on the positive difference between the closing market value of our common stock on September 30, 2015 ($16.37) and the exercise price of the underlying Restricted Units.

Summary of Weighted-Average Grant-Date Fair Value, Shares Issued and Total Stock-Based Compensation Expense Recognized Related to the Plan
A summary of the weighted-average grant-date fair value, shares issued and total stock-based compensation expense recognized related to the Plan are as follows:

	2015	2014	2013
Weighted-average grant-date fair value per share	$3.61	$3.98	$4.79
Total shares issued (in millions)	1.4	1.4	1.0
Total stock-based compensation expense (in millions)	$4.7	$5.6	$5.1

Employee Stock Option [Member]
Summary of Weighted-Average Grant-Date Fair Value of Stock Options Granted and Intrinsic Value of Stock Options Exercised
A summary of weighted-average grant-date (including assumed options) fair value and intrinsic value of stock options exercised is as follows:

	2015	2014	2013
Weighted-average grant-date fair value per share	N/A	$5.71	N/A
Total intrinsic value of stock options exercised (in millions)	$4.4	$3.3	$24.9

Weighted Average Assumptions Used to Estimate Fair Value of Purchase Rights Granted
the fair value of the stock options granted and unvested options assumed from acquisitions were calculated using the following weighted-average assumptions:

	2015	2014	2013
Dividend yield	N/A	0.0%	N/A
Expected volatility	N/A	38.2%	N/A
Average risk-free interest rate	N/A	1.1%	N/A
Expected term (in years)	N/A	4.1	N/A

Restricted Stock Units
Summary of Weighted-Average Grant-Date Fair Value and Intrinsic Value of Restricted Units Vested
A summary of weighted-average grant-date fair value, including those assumed in respective periods, and intrinsic value of all Restricted Units vested is as follows:

	2015	2014	2013
Weighted-average grant-date fair value per share	$15.47	$15.46	$21.51
Total intrinsic value of shares vested (in millions)	$154.2	$110.3	$158.6

Restricted Stock
Summary of Activity Relating to Restricted Units
The table below summarizes activity relating to Restricted Stock:

	Number of Shares Underlying Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2012	750,000	$25.80
Granted	750,000	$22.32
Vested	(500,000)	$24.06
Outstanding at September 30, 2013	1,000,000	$24.06
Granted	250,000	$15.71
Vested	(500,000)	$24.06
Outstanding at September 30, 2014	750,000	$21.28
Granted	—	$—
Vested	(500,000)	$24.06
Outstanding at September 30, 2015	250,000	$15.71
Weighted average remaining recognition period of outstanding Restricted Stock	0.1 years
Unearned stock-based compensation expense of outstanding Restricted Stock	$0.2 million
Aggregate intrinsic value of outstanding Restricted Stock(1)	$4.1 million

1995 Employee Stock Purchase Plan
Weighted Average Assumptions Used to Estimate Fair Value of Purchase Rights Granted
The fair value of the purchase rights granted under this plan was estimated on the date of grant using the Black-Scholes option-pricing model that uses the following weighted-average assumptions, which were derived in a manner similar to those discussed above relative to stock options:

	2015	2014	2013
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	27.9%	35.9%	36.9%
Average risk-free interest rate	0.1%	0.1%	0.1%
Expected term (in years)	0.5	0.5	0.5